GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule Of Estimated Future Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets, net [Abstract]
2026	$ 16,804
2027	16,721
2028	15,377
2029	11,269
2030	10,371
Thereafter	18,627
Net carrying amount	$ 89,169	$ 68,917	$ 88,652